Concessions payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Concessions payable

14.Concessions payable

Accounting policy

Rumo recognizes lease installments included in disputes with the grantor. The initial registration takes place at the amount of the installment at maturity, by transferring the “Leases” account. Subsequently, the values are corrected by Selic.

The concessions right is initially recognized with an intangible at cost (see Note 12.2), with cost understood to be the fair value of the service provided plus other direct costs that are directly attributable to the operation. They are then amortized over the duration of the concession.

	December 31, 2020	December 31, 2019
Court discussion
Rumo Malha Paulista S.A.	101,871	1,870,018
Rumo Malha Oeste S.A.	1,617,764	1,528,238
	1,719,635	3,398,256
Railroad concession payable
Rumo Malha Paulista S.A.	1,154,919	—

Payables
Rumo Malha Sul S.A.	84,637	36,621
Rumo Malha Paulista S.A.	24,151	20,003
	108,788	56,624
Total	2,983,342	3,454,880
Current	158,705	9,847
Non-current	2,824,637	3,445,033

Court Discussion

Rumo Malha Oeste also pleads for the reestablishment of the economic and financial balance, lost due to the cancellation of transportation contracts existing at the time of privatization, configuring changes in the regulatory scenario and conditions established in the Privatization Notice - in addition, the growth forecasts that defined the business value did not materialize. The lawsuit is pending before the Federal Regional Court of the second Region. The amount referring to the Company's overdue installments was guaranteed by the acquisition of public debt securities (Letras Financeiras do Tesouro) or “LFT.” In March 2008, the Company obtained authorization to replace the guarantee with bank guarantee and in May 2008 the Company redeemed the amounts. In December 2014, a decision was handed down that upheld the lawsuit, recognizing the occurrence of economic and financial imbalance in the contracts. In December 2015, a request for replacement of letters of guarantee presented by the Company with guarantee insurance was granted. An appeal judgment is pending before the Federal Regional Court (Tribunal Regional Federal), or “TRF.”

Management, supported by the opinion of its lawyers, assesses the chances of success as probable, but maintains the record of the liability because it is a contractual obligation not yet withdrawn from the Company, and because the amount is still pending.

On July 21, 2020, the Company filed with the ANTT, a request to qualify for a new bidding process to third parties of the object of the Concession Contract signed between Rumo Malha Oeste and the Brazilian government, through the Ministry of Transport (“Re-bidding Process”), according to Federal Law No. 13,448 of June 5, 2017, and regulated by Decree No. 9,957 of August 7, 2019.

Judicial deposits at December 31, 2020 and December 31, 2019 concerning the above claims totaled:

	December 31, 2020	December 31, 2019
Rumo Malha Paulista S.A.	—	119,806
Rumo Malha Oeste S.A.	22,119	21,703
	22,119	141,509

Railroad concession payable

As a condition for entering into the renewal amendment for Rumo Malha Paulista, there was a need for the Company to resolve the dispute involving the economic and financial rebalancing of the original contract. To this end, an agreement was signed between Rumo Malha Paulista, Brazilian government and ANTT, in which it was agreed: i) a credit in favor of the Company related to labor liens paid up to 2005; ii) the conversion of existing judicial deposits in favor of the Union; iii) an uncontroversial balance in favor of the Federal Government, divided into eight annual installments adjusted by Selic; iv) a portion of liabilities to be offset against potential credits in favor of the Company, these credits, subject to the assessment to be carried out by a working group involving the parties.

The effects of the offsetting of balances were updated up to the registration date and resulted in a reversal of R$479,563 (R$348,319 in other expenses and R$131,243 in the financial result). As a result of the agreement, suspensions of the proceedings for return lawsuits filed by Rumo against the Brazilian government were required to determine labor claims that were not part of the agreement (from 2005) and which will be the subject of an investigation to be carried out by working group involving the parties. In parallel, the parties will submit a request for judicial approval of the agreement in the records of the economic and financial rebalancing action of the contract.

Leases and grants under IFRS 16 (Note 7.6)

	December 31, 2020	December 31, 2019
Lease and concession in dispute
Rumo Malha Sul	600,745	532,496
Rumo Malha Paulista	475,647	377,944
Rumo Malha Oeste	179,568	216,096
Elevações Portuárias	76,925	74,584
Portofer	12,463	13,435
	1,345,348	1,214,555
Grants(i)
Rumo Malha Paulista (renewal)	492,222	—
Rumo Malha Central S.A.	491,354	2,728,931
	983,576	2,728,931
Total	2,328,924	3,943,486
Current	232,212	402,991
Non-current	2,096,712	3,540,495

(i)      On September 15, 2020, Rumo Malha Paulista and Rumo Malha Central paid 70 installments falling due in the amount of R$ 2,823,777 and 59 installments falling due in the amount of R$ 2,276,734, respectively, totaling R$ 5,100,511, as required by Letter No. 969/GREG/2020 and Letter No. 968/GREG/2020 to ANTT (See Note 2).